Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 8,221,618	$ 8,356,231	$ 8,275,133
Provision For Loan Losses	925,000	300,000	500,000
Charge-Offs	(655,785)	(830,572)	(963,263)
Recoveries	680,884	395,959	544,361
Ending Balance	9,171,717	8,221,618	8,356,231
Residential Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,233,843	1,360,346	1,323,183
Provision For Loan Losses	2,411	82,909	223,232
Charge-Offs	(46,419)	(211,780)	(197,381)
Recoveries	1,608	2,368	11,312
Ending Balance	1,191,443	1,233,843	1,360,346
Consumer
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,144,815	996,620	1,063,153
Provision For Loan Losses	173,235	257,180	88,466
Charge-Offs	(224,954)	(184,161)	(241,738)
Recoveries	110,497	75,176	86,739
Ending Balance	1,203,593	1,144,815	996,620
Commercial Business
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,011,227	882,999	773,948
Provision For Loan Losses	(55,109)	261,599	247,320
Charge-Offs	(32,518)	(133,371)	(150,000)
Recoveries	0	0	11,731
Ending Balance	923,600	1,011,227	882,999
Commercial Real Estate 1 [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	4,831,733	5,116,266	5,114,849
Provision For Loan Losses	804,463	(301,688)	(59,018)
Charge-Offs	(351,894)	(301,260)	(374,144)
Recoveries	568,779	318,415	434,579
Ending Balance	$ 5,853,081	$ 4,831,733	$ 5,116,266